November 9, 2001


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      PHL VARIABLE ACCUMULATION ACCOUNT
         (FILE NOS. 33-87376 AND 811-8914

Dear Ladies and Gentlemen:

Enclosed for filing on behalf of (the "Registrant") is one copy of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-4. This Post-Effective Amendment is being filed under Rule 485(b) under the Securities Act of 1933 for the purpose of extending the effective date of Post-Effective Amendment No. 13 to November 16, 2001. The Post-Effective Amendment does not contain disclosure that would render it ineligible to become effective under Rule 485(b).

The filing incorporates by reference the Prospectuses, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 13, which was filed with the Securities and Exchange Commission on September 13, 2001.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at (860) 403-5788.

Sincerely,



/s/ Richard J. Wirth
-------------------------
Richard J. Wirth, Counsel
PHL Variable Insurance Company

cc:      Harry Eisenstein
         Division of Investment Management

    As filed with the Securities and Exchange Commission on November 9, 2001
                                                              File No. 033-87376
                                                                       811-08914
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
       Pre-Effective Amendment No.                                           [ ]
       Post-Effective Amendment No. 15                                       |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 15                                                      |X|
                        (Check appropriate box or boxes.)
                               ------------------

                        PHL VARIABLE ACCUMULATION ACCOUNT
                           (Exact Name of Registrant)

                               ------------------

                         PHL VARIABLE INSURANCE COMPANY
                               (Name of Depositor)

                               ------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                               ------------------

                             Richard J. Wirth, Esq.
                         PHL Variable Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                               ------------------

  It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
  |X| on November 16, 2001 pursuant to paragraph (b) of Rule 485
  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  [ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
  If appropriate, check the following box:
  [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                               ------------------

================================================================================

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 15 ("Amendment") to the Registration Statement on Form N-4 for PHL Variable Accumulation Account is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 13 to November 16, 2001. This Amendment incorporates by reference the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 13 as filed with the U.S. Securities and Exchange Commission on September 13, 2001.

                                   SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Amendment to its Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 9th day of November, 2001.

                                 PHL VARIABLE INSURANCE COMPANY

                                 By:  *Simon Y. Tan
                                      ------------------------------------------
                                 Simon Y. Tan
                                 President

                                 PHL VARIABLE ACCUMULATION ACCOUNT

                                 By:  *Simon Y. Tan
                                      ------------------------------------------
                                 Simon Y. Tan
                                 President

       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated with PHL Variable Insurance Company on this 9th day of November, 2001.

       SIGNATURE                                   TITLE
       ---------                                   -----

                                                   Director
----------------------------------
*Carl T. Chadburn

                                                   Director, Chairman
                                                   (Principal Executive Officer)
----------------------------------
*Robert W. Fiondella

                                                   Director
----------------------------------
*Joseph E. Kelleher

                                                   Director
----------------------------------
*Philip R. McLoughlin

                                                   Director
----------------------------------
*David W. Searfoss

                                                   Director, President
----------------------------------
*Simon Y. Tan

/s/ Dona D. Young                                  Director
----------------------------------
Dona D. Young

By:/s/ Dona D. Young
   ------------------------------------------------------------
*Dona D. Young, as Attorney in Fact pursuant to Powers of Attorney, copies of which were previously filed.